Post-employment Benefits - Summary of Main Assumptions Used in Actuarial Valuation of Retirement Plans (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Increase in probabilities of survival	10.00%